Turnover and segment information	12 Months Ended
Dec. 31, 2022
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Turnover and segment information
6. Turnover and segment information
Operating segments are reported based on the financial information provided to the Chief Executive Officer and the responsibilities of the GSK Leadership Team (GLT). GSK has revised its operating segments from Q1 2022 and from Q2 2022. Previously GSK reported results under four segments: Pharmaceuticals, Pharmaceuticals R&D, Vaccines and Consumer Healthcare. For the first quarter 2022, GSK reported results under three segments: Commercial Operations, Total R&D and Consumer Healthcare. From Q2 2022, GSK reports under two segments from continuing operations as the demerger of the Consumer Healthcare segment was completed on 18 July 2022. Members of the GLT are responsible for each segment. Comparative information has been retrospectively revised on a consistent basis.
R&D investment is essential for the sustainability of the business. However for segment reporting the Commercial Operating profits exclude allocations of globally funded R&D.
The Total R&D segment is the responsibility of the Chief Scientific Officer and is reported as a separate segment. The operating costs of this segment includes R&D activities across Specialty Medicines, including HIV and Vaccines. It includes R&D and some SG&A costs relating to regulatory and other functions.
The Group’s management reporting process allocates intra-Group profit on a product sale to the segment in which that sale is recorded, and the profit analyses below have been presented on that basis.

Turnover by segment	2022 £m	2021 (revised) £m	2020 (revised) £m

Commercial operations	29,324	24,696	24,232

Consumer Healthcare	–	–	122

	29,324	24,696	24,354
On 1 April 2020, GSK completed its divestment of Horlicks and other Consumer Healthcare nutrition products in India and a number of other countries (excluding Bangladesh) to Unilever and the merger of GSK’s Indian listed Consumer Healthcare entity with Hindustan Unilever, an Indian listed company. GSK completed the divestment of Bangladesh on 30 June 2020.
This business was excluded from the Consumer Healthcare Joint Venture but was included in the Consumer Healthcare segment performance in 2020.
For 2022, product sales are reported within three product groups: Specialty Medicines, Vaccines and General Medicines.

Commercial Operations:	2022 £m	2021 (1) (revised) £m	2020 (1) (revised) £m

HIV	5,749	4,777	4,876

Oncology	602	489	372

Immuno-inflammation, respiratory and other	2,609	2,027	1,721

	8,960	7,293	6,969

Pandemic	2,309	958	–

Specialty Medicines	11,269	8,251	6,969

Meningitis	1,116	961	1,029

Influenza	714	679	733

Shingles	2,958	1,721	1,989

Established Vaccines	3,085	2,970	3,231

	7,873	6,331	6,982

Pandemic Vaccines	64	447	–

Vaccines	7,937	6,778	6,982

Respiratory	6,548	6,048	6,006

Other General Medicines	3,570	3,619	4,275

General Medicines	10,118	9,667	10,281

Total Commercial Operations	29,324	24,696	24,232

Total Consumer Healthcare	–	–	122

(1)	The 2021 and 2020 comparatives have been revised to reflect the Commercial Operations segment.

During 2022, sales were made to three US wholesalers of £4,045 million (2021: £3,159 million; 2020: £2,928 million), £4,161 million (2021: £3,081 million; 2020: £3,085 million) and £3,227 million (2021: £2,670 million; 2020: £2,795 million) respectively, after allocating final-customer
discounts to the wholesalers.
Revenue recognised in the year from performance obligations satisfied in previous periods totalled £1,601 million (2021
(1)
: £1,438 million) including £898 million (2021
(1)
: £949 million) impacting turnover arising from changes to prior year estimates of RAR (returns and rebates) accruals, £115 million (2021: £61 million) of milestone income and £588 million (2021: £428 million) of royalty income recognised in the current year.

Segment profit	2022 £m	2021 (1) (revised) £m	2020 (1) (revised) £m

Commercial Operations	13,590	11,467	11,297

Research and development	(5,060)	(4,567)	(4,397)

Consumer Healthcare	–	–	55

Segment profit	8,530	6,900	6,955

Corporate and other unallocated costs	(379)	(407)	(299)

Other reconciling items between segment profit and operating profit	(1,718)	(2,136)	(677)

Total Operating profit	6,433	4,357	5,979

Finance income	76	14	32

Finance costs	(879)	(769)	(874)

Loss on disposal of interest in associates	–	(36)	–

Share of after-tax profits/(losses) of associates and joint ventures	(2)	33	33

Profit before taxation from continuing operations	5,628	3,599	5,170

Taxation	(707)	(83)	(67)

Profit after taxation for the year from continuing operations	4,921	3,516	5,103
On 1 April 2020, GSK completed its divestment of Horlicks and other Consumer Healthcare nutrition products in India and a number of other countries (excluding Bangladesh) to Unilever and the merger of GSK’s Indian listed Consumer Healthcare entity with Hindustan Unilever, an Indian listed company. GSK completed the divestment of Bangladesh on 30 June 2020.
Other reconciling items between segment profit and operating profit comprise items not specifically allocated to segment profit. These include impairment and amortisation of intangible assets; major restructuring costs, which include impairments of tangible assets and computer software; transaction-related adjustments related to significant acquisitions; proceeds and costs of disposals of products and businesses, significant legal charges and expenses on the settlement of litigation and government investigations, other operating income other than royalty income and other items. Please refer to the detail of Other reconciling items between segment profit and operating profit in the analysis of adjusting items (Group financial review).

Depreciation and amortisation by segment	2022 £m	2021 (a) (revised) £m	2020 (a) (revised) £m

Commercial Operations	829	915	904

Research and development	467	378	355

Segment depreciation and amortisation	1,296	1,293	1,259

Corporate and other unallocated depreciation and amortisation	112	68	67

Other reconciling items between segment depreciation and amortisation and total depreciation and amortisation	739	761	724

Total depreciation and amortisation	2,147	2,122	2,050

(1)	The 2021 and 2020 comparatives have been restated on a consistent basis from those previously published to reflect the demerger of the Consumer Healthcare business (see Note 41).

PP&E, intangible asset and goodwill impairment by segment	2022 £m	2021 (1) (revised) (2) £m	2020 (1) (revised) (2) £m

Commercial Operations	29	30	87

Research and development	32	55	37

Segment impairment	61	85	124

Corporate and other unallocated impairment	20	63	5

Other reconciling items between segment impairment and total impairment	420	392	583

Total impairment	501	540	712

PP&E and intangible asset impairment reversals by segment

Commercial Operations	(6)	(8)	(14)

Research and development	(19)	(2)	(4)

Segment impairment reversals	(25)	(10)	(18)

Corporate and other unallocated impairment reversals	–	–	(1)

Other reconciling items between segment impairment reversals and total impairment reversals	(1)	(2)	(35)

Total impairment reversals	(26)	(12)	(54)

Net operating assets by segment	2022 £m	2021 (revised) (2) £m

Commercial Operations	10,288	9,440

Research and development	7,299	3,461

Segment net operating assets	17,587	12,901

Corporate and other unallocated net operating assets	264	1,504

Discontinued operations	–	25,208

Net operating assets	17,851	39,613

Net debt	(17,197)	(19,838)

Investments in associates and joint ventures	74	88

Current Equity Investment	4,087	–

Derivative financial instruments	7	(22)

Current and deferred taxation	5,176	1,479

Assets held for sale (excluding cash and cash equivalents)	98	22

Net assets	10,096	21,342
The Commercial Operations segment includes the Shionogi-ViiV Healthcare contingent consideration liability of £5,890 million (2021: £5,559 million) and the Pfizer put option of £1,093 million (2021: £1,008 million).
Geographical information
The UK is regarded as being the Group’s country of domicile.

Turnover by location of customer	2022 £m	2021 (1) (revised) (2) £m	2020 (1) (revised) (2) £m

UK	695	656	659

US	14,542	11,914	11,148

Rest of World	14,087	12,126	12,547

External turnover	29,324	24,696	24,354

Non-current assets by location of subsidiary	2022 £m	2021 £m

UK	5,134	6,618

US	14,024	17,852

Belgium	5,415	5,065

Switzerland	34	6,552

Rest of World	6,559	15,390

Non-current assets	31,166	51,477
Non-current
assets by location excludes amounts relating to other investments, deferred tax assets, derivative financial instruments, pension assets, amounts receivable under insurance contracts and certain other non-current
receivables. There are no other countries with individually material external revenue or non-current
assets.

(1)	The 2021 and 2020 comparatives have been restated on a consistent basis from those previously published to reflect the demerger of the Consumer Healthcare business (see Note 41).

(2)	The 2021 and 2020 comparatives have been revised to reflect the new segments.